Short-Term Bank Deposit	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
SHORT-TERM BANK DEPOSIT
NOTE 4: -	SHORT-TERM BANK DEPOSIT

	December 31,
	2018	2017

Deposit amount	$-	$40,000
Interest rate (%)	-	2.28
Maturity date	-	December 27, 2018